Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 343,638	$ 343,578	$ 808,539	$ 820,803
Canada
Segment Reporting Information [Line Items]
Revenue	33,923	21,633	81,668	40,164
United States
Segment Reporting Information [Line Items]
Revenue	$ 309,715	$ 321,945	$ 726,871	$ 780,639